Judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 677,530	R$ 689,739
Judicial Deposits For Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	290,580	286,430
Judicial Deposits For Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	54,954	68,202
Judicial Deposits For Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	239,093	220,842
Judicial Deposits For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	116	115
Judicial Deposits For Online Attachment [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 92,787	R$ 114,150